Operating Lease (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Lease [Line Items]
Operating lease expenses	$ 273,498	$ 265,075
Short-term lease	$ 46,303	$ 37,811
Minimum [Member]
Operating Lease [Line Items]
Lease term	24 months
Maximum [Member]
Operating Lease [Line Items]
Lease term	540 months